Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

November 30, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
99,662	iShares iBoxx High Yield Corporate Bond ETF (a)	$8,535,054
79,894	SPDR Bloomberg High Yield Bond ETF (a)	8,535,076

	TOTAL INVESTMENT COMPANIES (Cost $15,714,554)	$17,070,130

SHORT TERM INVESTMENTS - 11.7%
Money Market Funds - 11.7%
2,490,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$2,490,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,490,000)	$2,490,000

	TOTAL INVESTMENTS (Cost $18,204,554) - 91.7%	$19,560,130
	Other Assets in Excess of Liabilities - 8.3%	1,774,244

	TOTAL NET ASSETS - 100.0%	$21,334,374

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,490,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1.0500% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	87,315	$8,578,479	$(44,133)

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

November 30, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 0.2%
90	Invesco QQQ Trust Series 1 (a)	$35,444

	TOTAL INVESTMENT COMPANIES (Cost $17,146)	$35,444

SHORT TERM INVESTMENTS - 22.6%
Money Market Funds - 22.6%
440,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$440,000
1,740,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)(c)	1,740,000
2,400,000	Invesco Government & Agency Portfolio Institutional Shares, 0.03% (b)(c)	2,400,000

	TOTAL SHORT TERM INVESTMENTS (Cost $4,580,000)	$4,580,000

	TOTAL INVESTMENTS (Cost $4,597,146) - 22.8%	$4,615,444
	Other Assets in Excess of Liabilities - 77.2%	15,625,854

	TOTAL NET ASSETS - 100.0%	$20,241,298

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,580,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	0.5500% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2021	837	$13,413,716	$96,558
Total return of NASDAQ-100® Index	0.7000% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	170	2,295,573	448,409
Total return of NASDAQ-100® Index	0.5500% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2022	559	8,697,755	325,723

					$24,407,044	$870,690

Direxion Monthly NASDAQ-100® Bear 1.25X Fund

Schedule of Investments (Unaudited)

November 30, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
8,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)(b)	$8,000

	TOTAL SHORT TERM INVESTMENTS (Cost $8,000)	$8,000

	TOTAL INVESTMENTS (Cost $8,000) - 4.0%	$8,000
	Other Assets in Excess of Liabilities - 96.0%	193,635

	TOTAL NET ASSETS - 100.0%	$201,635

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.3500% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	12/9/2021	11	$159,580	$(18,122)
0.2000% representing 1 month LIBOR rate + spread	Total return of Invesco QQQ Trust Series 1	Credit Suisse International	12/10/2021	189	75,882	1,455

					$235,462	$(16,667)

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 9.0%
139,420	Invesco QQQ Trust Series 1 (a)	$54,906,384

	TOTAL INVESTMENT COMPANIES (Cost $25,512,337)	$54,906,384

SHORT TERM INVESTMENTS - 22.1%
Money Market Funds - 22.1%
32,000,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$32,000,000
74,324,199	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)(c)	74,324,199
27,570,000	Invesco Government & Agency Portfolio Institutional Shares, 0.03% (b)(c)	27,570,000

	TOTAL SHORT TERM INVESTMENTS (Cost $133,894,199)	$133,894,199

	TOTAL INVESTMENTS (Cost $159,406,536) - 31.1%	$188,800,583
	Other Assets in Excess of Liabilities - 68.9%	418,518,819

	TOTAL NET ASSETS - 100.0%	$607,319,402

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $133,894,199.

Long Total Return Swap Contracts (Unaudited)

November 30, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	0.5500% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	28,720	$371,460,304	$92,645,667
Total return of NASDAQ-100® Index	0.7000% representing 1 month LIBOR rate + spread	Credit Suisse International	12/9/2021	23,754	320,104,292	63,214,436
Total return of NASDAQ-100® Index	0.5500% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	19,397	304,205,027	8,865,490

					$995,769,623	$164,725,593

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 7.3%
21,000	iShares Core S&P 500 ETF (a)	$9,610,230

	TOTAL INVESTMENT COMPANIES (Cost $6,011,109)	$9,610,230

SHORT TERM INVESTMENTS - 27.0%
Money Market Funds - 27.0%
5,690,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$5,690,000
20,910,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)(c)	20,910,000
8,830,000	Invesco Government & Agency Portfolio Institutional Shares, 0.03% (b)(c)	8,830,000

	TOTAL SHORT TERM INVESTMENTS (Cost $35,430,000)	$35,430,000

	TOTAL INVESTMENTS (Cost $41,441,109) - 34.3%	$45,040,230
	Other Assets in Excess of Liabilities - 65.7%	86,075,173

	TOTAL NET ASSETS - 100.0%	$131,115,403

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,430,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	0.7200% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	15,946	$72,681,578	$199,320
Total return of S&P 500® Index	0.5500% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	14,617	56,753,542	10,405,075
Total return of S&P 500® Index	0.5000% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/10/2021	24,770	104,509,788	9,045,531

					$233,944,908	$19,649,926

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments (Unaudited)

November 30, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 45.5%
Money Market Funds - 45.5%
3,860,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)(b)	$3,860,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,860,000)	$3,860,000

	TOTAL INVESTMENTS (Cost $3,860,000) - 45.5%	$3,860,000
	Other Assets in Excess of Liabilities - 54.5%	4,621,940

	TOTAL NET ASSETS - 100.0%	$8,481,940

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,860,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3000% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/9/2021	3,732	$16,763,480	$(312,119)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 40.7%
100,000	iShares 7-10 Year Treasury Bond ETF (a)	$11,580,000

	TOTAL INVESTMENT COMPANIES (Cost $11,298,400)	$11,580,000

SHORT TERM INVESTMENTS - 25.1%
Money Market Funds - 25.1%
2,400,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$2,400,000
4,750,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)(c)	4,750,000

	TOTAL SHORT TERM INVESTMENTS (Cost $7,150,000)	$7,150,000

	TOTAL INVESTMENTS (Cost $18,448,400) - 65.8%	$18,730,000
	Other Assets in Excess of Liabilities - 34.2%	9,734,804

	TOTAL NET ASSETS - 100.0%	$28,464,804

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,150,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	0.7000% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	134,149	$15,362,148	$176,185
Total return of iShares 7-10 Year Treasury Bond ETF	0.2000% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/10/2021	257,551	29,719,039	108,083

					$45,081,187	$284,268

Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Schedule of Investments (Unaudited)

November 30, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 45.6%
Money Market Funds - 45.6%
410,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (a)(b)	$410,000
610,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)(b)	610,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,020,000)	$1,020,000

	TOTAL INVESTMENTS (Cost $1,020,000) - 45.6%	$1,020,000
	Other Assets in Excess of Liabilities - 54.4%	1,219,159

	TOTAL NET ASSETS - 100.0%	$2,239,159

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,020,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.1800% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/10/2021	19,244	$2,193,624	$(39,989)
0.0000% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/10/2021	19,431	2,234,407	(21,200)

					$4,428,031	$(61,189)

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments (Unaudited)

November 30, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 29.1%
Money Market Funds - 29.1%
4,590,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)(b)	$4,590,000
180,000	Invesco Government & Agency Portfolio Institutional Shares, 0.03% (a)(b)	180,000

	TOTAL SHORT TERM INVESTMENTS (Cost $4,770,000)	$4,770,000

	TOTAL INVESTMENTS (Cost $4,770,000) - 29.1%	$4,770,000
	Other Assets in Excess of Liabilities - 70.9%	11,645,098

	TOTAL NET ASSETS - 100.0%	$16,415,098

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,770,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.3200% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/9/2021	6,063	$13,338,395	$4,116
0.1000 % representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/10/2021	8,912	20,701,133	1,095,161

					$34,039,528	$1,099,277

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 7.1%
6,500	iShares Russell 2000 ETF (a)	$1,418,105

	TOTAL INVESTMENT COMPANIES (Cost $959,244)	$1,418,105

SHORT TERM INVESTMENTS - 35.0%
Money Market Funds - 35.0%
3,700,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$3,700,000
3,035,702	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)(c)	3,035,702
230,000	Invesco Government & Agency Portfolio Institutional Shares, 0.03% (b)(c)	230,000

	TOTAL SHORT TERM INVESTMENTS (Cost $6,965,702)	$6,965,702

	TOTAL INVESTMENTS (Cost $7,924,946) - 42.1%	$8,383,807
	Other Assets in Excess of Liabilities - 57.9%	11,543,531

	TOTAL NET ASSETS - 100.0%	$19,927,338

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,965,702.

Long Total Return Swap Contracts (Unaudited)

November 30, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	0.6600% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	858	$1,877,173	$13,734
Total return of Russell 2000® Index	0.5500% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	11,792	27,493,632	(1,494,837)
Total return of Russell 2000® Index	0.3000% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/10/2021	4,748	11,099,672	(648,836)

					$40,470,477	$(2,129,939)

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 16.0%
12,000	iShares MSCI Emerging Markets ETF (a)	$586,080

	TOTAL INVESTMENT COMPANIES (Cost $468,108)	$586,080

SHORT TERM INVESTMENTS - 51.4%
Money Market Funds - 51.4%
200,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$200,000
812,012	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)(c)	812,012
870,000	Invesco Government & Agency Portfolio Institutional Shares, 0.03% (b)(c)	870,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,882,012)	$1,882,012

	TOTAL INVESTMENTS (Cost $2,350,120) - 67.4%	$2,468,092
	Other Assets in Excess of Liabilities - 32.6%	1,195,775

	TOTAL NET ASSETS - 100.0%	$3,663,867

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,882,012.

Long Total Return Swap Contracts (Unaudited)

November 30, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be (Received)/Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ETF	0.8500% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	62,188	$3,341,408	$(306,056)
Total return of iShares MSCI Emerging Markets ETF	0.2500% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	17,034	924,498	(90,384)
Total return of iShares MSCI Emerging Markets ETF	(0.1500)% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	7/26/2022	58,833	3,018,678	(144,752)

					$7,284,584	$(541,192)

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

November 30, 2021

Shares/Principal		Fair Value
COMMON STOCKS - 47.1%
Auto Components - 1.7%
9,390	Advance Auto Parts, Inc.	$2,072,561

Beverages - 2.1%
16,045	PepsiCo, Inc.	2,563,670

Capital Markets - 3.9%
16,995	Ares Management Corp.	1,379,314
10,660	Houlihan Lokey, Inc.	1,157,037
14,365	JPMorgan Chase & Co.	2,281,593

		4,817,944

Commercial Services & Supplies - 2.0%
18,480	Republic Services, Inc.	2,444,165

Communications Equipment - 1.7%
38,340	Cisco Systems, Inc.	2,102,566

Electric Utilities - 2.2%
30,980	NextEra Energy, Inc.	2,688,444

Equity REITs - 7.0%
6,365	Alexandria Real Estate Equities, Inc.	1,273,446
8,830	Crown Castle International Corp.	1,603,970
40,555	Four Corners Property Trust, Inc.	1,095,796
7,340	Public Storage	2,402,969
16,530	The Blackstone Group, Inc.	2,338,168

		8,714,349

Food & Staples Retailing - 1.8%
16,115	Wal-Mart Stores, Inc.	2,266,252

Health Care Providers & Services - 1.3%
7,130	CVS Health Corp.	634,998
9,830	Medtronic PLC	1,048,861

		1,683,859

Insurance - 0.6%
6,360	HCI Group, Inc.	702,144

IT Services - 6.3%
6,330	Accenture PLC (Ireland)	2,262,342
28,475	Booz Allen Hamilton Holding Corp.	2,390,192
12,890	Thomson Reuters Corp. (Canada)	1,541,128
8,520	Visa, Inc.	1,650,920

		7,844,582

Mortgage REITs - 2.8%
9,360	AvalonBay Communities, Inc.	2,235,823
47,450	Starwood Property Trust, Inc.	1,184,352

		3,420,175

Multiline Retail - 1.1%
6,110	Dollar General Corp.	1,352,143

Oil, Gas & Consumable Fuels - 1.1%
12,315	Chevron Corp.	1,389,994

Professional Services - 1.5%
5,420	Rockwell Automation, Inc.	1,822,204

Semiconductors & Semiconductor Equipment - 2.0%
7,245	Analog Devices, Inc.	1,305,911
6,420	Texas Instruments, Inc.	1,235,016

		2,540,927

Software - 3.7%
14,005	Microsoft Corp.	4,629,913

Specialty Retail - 1.4%
25,025	The TJX Companies, Inc.	1,736,735

Technology Hardware, Storage & Peripherals - 2.9%
22,360	Apple, Inc.	3,696,108

	TOTAL COMMON STOCKS (Cost $43,347,764)	$58,488,735

INVESTMENT COMPANIES - 20.2%
60,172	Ares Capital Corp.	$1,219,085
38,650	Communication Services Select Sector SPDR Fund	2,913,050
49,735	FS KKR Capital Corp.	1,040,456
320,275	Invesco Senior Loan ETF	6,981,995
200,480	iShares Preferred & Income Securities ETF	7,700,437
27,275	SPDR Blackstone Senior Loan ETF	1,237,194
49,695	Vanguard Short-Term Corporate Bond ETF	4,052,627

	TOTAL INVESTMENT COMPANIES (Cost $24,817,104)	$25,144,844

CORPORATE BONDS - 11.6%
Aerospace & Defense - 0.8%
	General Dynamics Corp.
900,000	3.25%, 04/01/2025	$955,178

Biotechnology - 1.3%
	AbbVie, Inc.
1,085,000	2.90%, 11/06/2022	1,107,049
	Amgen, Inc.
500,000	2.60%, 08/19/2026	519,868

		1,626,917

Capital Markets - 0.7%
	B Riley Financial, Inc.
14,000	6.50%, 09/30/2026	370,160
	Fidus Investment Corp.
200,000	3.50%, 11/15/2026	201,798
	Ready Capital Corp.
11,500	5.75%, 02/15/2026	293,250

		865,208

Chemicals - 0.4%
	Air Products & Chemicals, Inc.
450,000	3.35%, 07/31/2024	476,346

Communications Equipment - 0.7%
	Cisco Systems, Inc.
885,000	3.63%, 03/04/2024	941,838

Food & Staples Retailing - 1.5%
	Starbucks Corp.
600,000	1.30%, 05/07/2022	602,202
	Walmart, Inc.
1,225,000	1.80%, 09/22/2031	1,212,468

		1,814,670

Interactive Media & Services - 0.3%
	Alphabet, Inc.
400,000	3.38%, 02/25/2024	422,543

IT Services - 0.7%
	Equinix, Inc.
820,000	2.63%, 11/18/2024	846,289

Pharmaceuticals - 1.6%
	GlaxoSmithKline Capital PLC (United Kingdom)
970,000	2.85%, 05/08/2022	980,486
	Pfizer, Inc.
1,000,000	1.75%, 08/18/2031	974,493

		1,954,979

Semiconductors & Semiconductor Equipment - 0.8%
	Intel Corp.
1,025,000	3.10%, 07/29/2022	1,043,160

Software - 2.3%
	Microsoft Corp.
1,000,000	2.40%, 02/06/2022	1,002,100
	Oracle Corp.
680,000	2.50%, 10/15/2022	691,503
	Oracle Corp.
585,000	2.88%, 03/25/2031	599,247
	salesforce.com, Inc.
580,000	3.25%, 04/11/2023	599,162

		2,892,012

Water Utilities - 0.5%
	American Water Capital Corp.
575,000	2.80%, 05/01/2030	599,122

	TOTAL CORPORATE BONDS (Cost $14,368,205)	$14,438,262

U.S. GOVERNMENT OBLIGATIONS - 7.3%
	U.S. Treasury Note
4,685,000	1.25%, 03/31/2028	$4,669,811
2,540,000	1.63%, 08/15/2029	2,590,800
1,840,000	1.63%, 05/15/2031	1,876,081

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $9,164,089)	$9,136,692

PREFERRED STOCKS - 5.1%
Banks - 0.8%
	Pinnacle Financial Partners, Inc.
18,865	6.75%, 09/01/2025	$526,334
	Wintrust Financial Corp.
15,505	6.88%, 7/15/2025	432,124

		958,458

Capital Markets - 2.0%
	Arbor Realty Trust, Inc. (a)
24,000	6.25%, 02/01/2022	595,440
	Atlantic Union Bankshares Corp.
19,000	6.88%, 09/01/2025	522,500
	Gladstone Investment Corp.
9,590	5.00%, 05/01/2026	247,518
	Wells Fargo & Co., Inc.
24,275	4.25%, 12/15/2021	595,708
	WesBanco, Inc.
18,585	6.75%, 11/15/2025	506,999

		2,468,165

Equity REITs - 0.5%
	DigitalBridge Group, Inc.
7,040	7.15%, 01/15/2022	177,408
	Gladstone Commercial Corp.
16,260	6.63%, 10/31/2024	428,776

		606,184

Insurance - 0.4%
	Argo Group International Holdings, Ltd.
19,450	7.00%, 09/15/2025	516,008

Internet & Direct Marketing Retail - 0.9%
	Qurate Retail, Inc.
11,145	8.00%, 03/15/2031	1,164,653

Mortgage REITs - 0.5%
	AGNC Investment Corp.
23,325	6.13%, 4/15/2025	579,393

	TOTAL PREFERRED STOCKS (Cost $6,108,167)	$6,292,861

	Total Investments - 91.3% (Cost $97,805,329)	$113,501,394
	Other Assets in Excess of Liabilities - 8.7%	10,780,087

	Total Net Assets - 100.0%	$124,281,481

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLP (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$17,070,130	$2,490,000	$21,303,730	$—	$(44,133)
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	35,444	4,580,000	19,909,853	870,690	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	8,000	200,038	1,455	(18,122)
Direxion Monthly NASDAQ-100® Bull 2X Fund	54,906,384	133,894,199	422,817,417	164,725,593	—
Direxion Monthly S&P 500® Bull 2X Fund	9,610,230	35,430,000	89,130,193	19,649,926	—
Direxion Monthly S&P 500® Bear 2X Fund	—	3,860,000	4,862,223	—	(312,119)
Direxion Monthly Small Cap Bull 2X Fund	1,418,105	6,965,702	13,489,144	13,734	(2,143,673)
Direxion Monthly Small Cap Bear 2X Fund	—	4,770,000	6,802,152	1,099,277	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	11,580,000	7,150,000	6,369,134	284,268	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	1,020,000	1,305,726	—	(61,189)
Direxion Monthly Emerging Markets Bull 2X Fund	586,080	1,882,012	1,811,765	—	(541,192)

For further information regarding each asset class, see each Fund’s Schedule of Investments.

*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).

Hilton Tactical Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$58,488,735	$—	$—	$58,488,735
Investment Companies	25,144,844	—	—	25,144,844
Corporate Bonds	—	14,438,262	—	14,438,262
Preferred Stocks	6,292,861	—	—	6,292,861
U.S. Government Obligations	—	9,136,692	—	9,136,692

For further detail on each asset class, see Schedule of Investments.